Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2024
Property, Equipment and Software, Net
Property, Equipment and Software, Net
6.	Property, Equipment and Software, Net

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
At cost:
Computer equipment, office equipment and purchased software	4,149,947	4,675,976	640,605
Leasehold improvements	69,691	128,743	17,638
	4,219,638	4,804,719	658,243
Less: accumulated depreciation	(3,240,041)	(3,925,392)	(537,776)
	979,597	879,327	120,467

For the years ended December 31, 2022, 2023 and 2024, the Group recorded depreciation expenses of RMB1,615,551, RMB672,020 and RMB705,069 (US$96,594), respectively.